DEPOSITS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Schedule Of Deposit Liabilities [Line Items]
Non-interest bearing checking accounts	$ 3,786	$ 3,807
Checking accounts	13,364	11,526
Savings accounts	46,277	47,050
Money market demand deposits	13,010	13,664
Total demand, transaction and passbook deposits	76,437	76,047
Original maturities of:
Less than 12 months	92,271	95,967
12 months to 36 months	38,705	49,278
More than 36 months	5,729	9,689
Total certificates of deposit	136,705	154,934
Total deposits	$ 213,142	$ 230,981